Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	March 31, 2012	December 31, 2011

Cash	$3,065	$4,142
Cash equivalents (1)	74,562	75,109

	$77,627	$79,251

(1)	The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.

5.	Cash and cash equivalents

As of December 31, cash and cash equivalents consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Cash	$4,142	$3,648
Cash equivalents (1)	75,109	72,064

	$79,251	$75,712

(2)	The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.